Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Profit for the period	R$ 219,401	R$ 208,615	R$ 169,154
Total comprehensive income	218,574	209,635	171,526
Profit allocated to NCI before dividends	(16)	0	R$ (1,045)
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	90	190
Profit for the period	69	0
Total comprehensive income	0	0
Profit allocated to NCI before dividends	(16)	0
Disproportionate dividends distributions	0	0
Profit/(loss) allocated to NCI	(16)	0
Vinci International Real Estate Ltd [Member]
Disclosure of subsidiaries [line items]
Revenue	90	190
Profit for the period	0	0
Total comprehensive income	0	0
Profit allocated to NCI before dividends	0	0
Disproportionate dividends distributions	0	0
Profit/(loss) allocated to NCI	0	R$ 0
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Profit for the period	(131)
Profit allocated to NCI before dividends	(32)
Profit/(loss) allocated to NCI	(32)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Profit for the period	107
Total comprehensive income	107
Profit allocated to NCI before dividends	16
Profit/(loss) allocated to NCI	R$ 16